Note 8 - Stockholders' Equity (Details Textual) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 24, 2016	Dec. 22, 2011	Mar. 31, 2013	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 20, 2012
Private Placement [Member]
Payments of Stock Issuance Costs				$ 0
Stock Issued During Period, Shares, New Issues	10,933,339			10,933,339
Stock Issued During Period, Value, New Issues				$ 1,640,000
Common Stock Per Unit	1			1
Warrant Per Unit	1			1
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right	0.3			0.3
Proceeds from Issuance of Private Placement				$ 1,640,000
Directors and Consultants [Member]
Stock Issued During Period, Shares, Issued for Services				185,959	1,045,788	408,539	269,812
Stock Issued During Period, Value, Issued for Services				$ 45,094	$ 379,936	$ 327,269	$ 316,475
Preferred Stock, Shares Outstanding				0	0	0
Common Stock, Shares, Issued				108,376,049	97,144,736	97,144,736
Preferred Stock, Shares Authorized				10,000,000	10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized				200,000,000	200,000,000	200,000,000		120,000,000
Common Stock, Par or Stated Value Per Share				$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares, Outstanding				108,376,049	97,144,736	95,054,552
Stock Issued During Period, Value, Issued for Services				$ 94,343	$ 379,936	$ 327,269	316,475
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures				118,994
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures				$ 26,580
Stock Issued During Period, Shares, New Issues	10,933,333	10,000,000	3,756,757
Stock Issued During Period, Value, New Issues							$ 5,560,000